BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOANS

Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30,2024 and December 31, 2023, bank loans consisted of the following:

	June 30, 2024	December 31, 2023
Short-term bank loans:
Loan from Bank of Jiangsu (1)	$38,529	$39,437
Loan from China Construction Bank (3)	249,064	$254,933
Loan from Shenzhen Qianhai Weizhong Bank (2)	121,092	123,945
	$408,685	$418,315

(1)	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.

(2)	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024

(3)	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.